VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

January 31, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

RE:                          Voya Funds Trust (“Registrant”)

SEC File Nos. 333-59745; 811-08895

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Registrant’s Class P Shares’ Prospectus and Class P Shares’ Statement of Additional Information, each dated February 1, 2019, that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on January 31, 2019.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649 if you have any questions or comments.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management — Voya Family of Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
Voya Investments, LLC

Elizabeth J. Reza
Ropes & Gray LLP